IMPAIRMENT AND RESTRUCTURING CHARGES (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Accrued Restructuring Charges
Balances at Beginning of Period	$ 11	$ 10
Restructuring Charges, Net	0	8
Cash Payments	(1)	(2)
Other	0	(1)
Balances at End of Period	10	15
Cash payments to be applied against accruals due within one year	3
Cash payments to be applied against accruals due thereafter	7
Continuing operations | Lease and other costs, and employee severance-related costs in connection with hospital cost-control programs and general overhead-reduction plans
Accrued Restructuring Charges
Balances at Beginning of Period	6	4
Restructuring Charges, Net	0	8
Cash Payments	(1)	(2)
Other	0	(1)
Balances at End of Period	5	9
Discontinued operations | Employee severance-related costs, and other estimated costs associated with the sale or closure of hospitals and other facilities
Accrued Restructuring Charges
Balances at Beginning of Period	5	6
Restructuring Charges, Net	0	0
Cash Payments	0	0
Other	0	0
Balances at End of Period	$ 5	$ 6